Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Trade and Other Payables

Million US dollar	31 December 2024	31 December 2023

Indirect taxes payable	93	105
Trade payables	424	256
Deferred consideration on acquisitions	221	308
Other payables	59	69
Non-current trade and other payables	797	738

Trade payables and accrued expenses	16 010	17 729
Payroll and social security payables	1 623	1 439
Indirect taxes payable	2 560	3 149
Interest payable	1 336	1 407
Consigned packaging	1 017	1 041
Dividends payable	767	376
Deferred consideration on acquisitions	69	441
Other payables and deferred income	422	399
Current trade and other payables	23 804	25 981